Vessels, Net	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Vessels, Net

5.	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$138,060	($16,719)	$121,341
Depreciation for the period	—	(4,164)	(4,164)
Balance September 30, 2017	$138,060	($20,883)	$117,177

All of the Company’s vessels have been pledged as collateral to secure the bank loans discussed in Note 7.